SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory
Finished products	$ 3,734,922	$ 4,624,471
Impairment of finished products	(196,157)	(1,434,827)
Accessories and spare parts	438,287	829,860
Impairment of accessories and spare parts	(34,156)	(474,985)
Total	$ 3,942,896	$ 3,544,519